Schedule of Investments PIMCO California Flexible Municipal Income Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 6.3%
5625 Case TBD% - 5.760% due 03/01/2043 «µ	$853	$853
8911 Ramsgate TBD% - 5.790% due 04/01/2028 «µ	938	938
Altrudy Lane Senior Apartments
4.040% due 05/01/2038 «(e)	1,416	1,352
4.230% due 04/01/2041 «(e)	3,872	3,529
City of Woodland 4.400% due 09/01/2034 «(e)	779	762
Gladieux Metals Recycling LLC 14.107% (TSFR3M + 10.000%) due 10/19/2025 «~(e)	257	127

Total Loan Participations and Assignments (Cost $7,406)		7,561

CORPORATE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Wild Rivers Water Park 8.500% due 11/01/2051	200	124

Total Corporate Bonds & Notes (Cost $173)		124

MUNICIPAL BONDS & NOTES 101.9%
ARKANSAS 0.4%
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	500	542

CALIFORNIA 85.4%
Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024 0.000% due 10/01/2053 (b)	2,200	575
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.400% due 10/01/2050 (c)	1,000	575
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2024 3.150% due 10/01/2054	1,000	1,000
Bay Area Toll Authority, California Revenue Bonds, Series 2024 3.300% due 04/01/2059	4,500	4,500
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.250% due 07/01/2043	1,375	1,310
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,250	1,282
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 12/01/2053	500	532
5.000% due 02/01/2054	300	323
5.250% due 01/01/2054	300	320
5.250% due 11/01/2054	750	814
5.500% due 10/01/2054	595	652
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	3,000	3,244
5.000% due 01/01/2055	1,000	1,060
5.000% due 02/01/2055	1,000	1,090
California Community Choice Financing Authority Revenue Bonds, Series 2025 5.000% due 01/01/2056	1,245	1,334
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	1,000	492
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (b)	1,500	280
5.000% due 06/01/2050	440	410
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	1,000	1,001
California Educational Facilities Authority Revenue Bonds, Series 2023 5.500% due 10/01/2053	500	488
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 11/01/2038	1,500	1,493
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	500	500
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2040	500	496
California Health Facilities Financing Authority Revenue Bonds, Series 2022 5.000% due 03/01/2040	500	521

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

California Health Facilities Financing Authority Revenue Bonds, Series 2023 3.000% due 03/01/2041	2,000	2,000
California Health Facilities Financing Authority Revenue Bonds, Series 2025 5.250% due 10/01/2050	1,500	1,690
California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2024 4.100% due 07/01/2040	1,000	977
California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024 4.250% due 08/01/2041	1,400	1,384
California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024 5.970% due 11/01/2053	2,000	2,022
California Housing Finance Agency Revenue Bonds, Series 2021 3.500% due 11/20/2035	651	636
California Housing Finance Revenue Bonds, Series 2019 4.000% due 03/20/2033	429	438
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,750	1,745
6.000% due 03/01/2053	1,000	1,021
7.000% due 03/01/2053	250	244
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (b)	3,915	332
5.000% due 01/01/2056	310	265
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2024 5.125% due 07/01/2054	500	458
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2036	200	215
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	900	909
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 11/01/2036	500	470
California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 09/01/2054	600	613
5.500% due 05/01/2044	350	351
6.000% due 01/01/2039	3,000	3,081
California Municipal Finance Authority Revenue Bonds, Series 2025
3.536% due 02/20/2041	997	866
5.375% due 11/01/2045	775	786
5.625% due 11/01/2054	500	506
California Municipal Finance Authority Revenue Notes, Series 2021 3.000% due 09/01/2030 (e)	220	212
California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2039	275	288
5.000% due 09/01/2044	325	329
5.000% due 09/01/2049	675	678
5.125% due 09/01/2054	500	503
California Municipal Finance Authority Special Tax Bonds, Series 2025
5.000% due 09/01/2040	1,360	1,382
5.250% due 09/01/2045	600	615
California Municipal Finance Authority Special Tax Notes, Series 2024 4.250% due 09/01/2034	245	253
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	250	257
California Public Finance Authority Revenue Bonds, Series 2022 4.000% due 07/15/2038	500	511
California Public Finance Authority Revenue Bonds, Series 2025 5.000% due 11/01/2049	750	752
California School Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2054	525	511
5.000% due 07/01/2059	500	500
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	500	500
California State General Obligation Bonds, Series 2016 4.000% due 09/01/2034	1,200	1,205
California State University Revenue Bonds, Series 2015 4.000% due 11/01/2043	500	482
California State University Revenue Bonds, Series 2025 5.250% due 11/01/2050	500	544
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	2,000	2,086
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2041	500	500
5.000% due 12/01/2046	400	379
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	300	302
5.500% due 12/01/2058	300	299
California Statewide Communities Development Authority Revenue Notes, Series 2025 5.000% due 10/01/2035	1,100	1,264
California Statewide Communities Development Authority Special Assessment Bonds, Series 2024
5.000% due 09/02/2049	525	534
5.000% due 09/02/2054	575	583
California Statewide Communities Development Authority Special Tax Bonds, Series 2025
4.375% due 09/02/2040	915	907
5.000% due 09/01/2045	1,820	1,842
5.000% due 09/02/2050	500	510
Central Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2025 5.250% due 08/01/2050	1,000	1,049

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2039 (b)	385	213
Clovis Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2041	500	536
CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	220	198
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	595	516
Corona Community Facilities District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	1,600	1,621
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.400% due 10/01/2046	445	346
4.000% due 02/01/2057	250	184
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2022 4.950% due 12/01/2046	250	258
Elk Grove Finance Authority, California Special Tax Bonds, Series 2016 5.000% due 09/01/2046	500	501
Firebaugh, California Revenue Bonds, Series 2019 4.000% due 08/01/2039	250	216
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2021 4.000% due 01/15/2046	1,000	925
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	5,000	533
3.714% due 06/01/2041	500	393
3.850% due 06/01/2050	135	123
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	500	494
Grossmont Union High School District, California General Obligation Bonds, Series 2021 0.000% due 08/01/2044 (b)	2,000	804
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	1,000	890
Indio Finance Authority, California Revenue Bonds, (BAM Insured), Series 2022 4.500% due 11/01/2052	250	253
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 0.000% due 09/01/2049 (b)	1,300	412
Irvine, California Special Assessment Bonds, Series 2004 2.600% due 09/02/2029	1,000	1,000
Long Beach Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2037 (b)	500	303
Los Angeles County, California Development Authority Revenue Bonds, Series 2025 3.350% due 09/01/2059	500	506
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2038	1,000	1,048
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 4.000% due 05/15/2041	500	477
Los Angeles Housing Authority, California Revenue Bonds, (FNMA Insured), Series 2024 4.500% due 07/01/2046	600	588
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.000% due 07/01/2041	500	545
Los Angeles Unified School District, California General Obligation Bonds, Series 2023 5.250% due 07/01/2048	1,000	1,070
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	330	405
Menifee Union School District, California General Obligation Bonds, Series 2023 4.000% due 08/01/2046	500	484
Mountain House Community Facilities District, California Special Tax Bonds, Series 2025 5.000% due 09/01/2040	500	514
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2051	600	555
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2047	250	255
Orange County, California Community Facilities District Special Tax Bonds, Series 2023 5.500% due 08/15/2048	1,500	1,566
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2046 (b)	1,000	363
River Islands Public Financing Authority, California Special Tax Bonds, Series 2022 5.750% due 09/01/2052	250	260
River Islands Public Financing Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	1,000	995
Riverside Unified School District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	770	781
Roseville, California Special Tax Bonds, Series 2017 5.000% due 09/01/2033	500	514
Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2036	270	284
5.000% due 09/01/2047	100	100
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	500	429
Salinas Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 4.375% due 06/01/2047	1,000	1,000
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 4.000% due 07/01/2046	500	450
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	700	725
San Diego Unified School District, California General Obligation Bonds, Series 2023 4.000% due 07/01/2053	500	470

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2049	250	251
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	1,000	995
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	700	804
San Juan Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,000	933
San Rafael City Elementary School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2047	250	240
Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2049	1,000	1,005
Santa Cruz City High School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,000	983
Stockton Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2044	380	387
5.000% due 09/01/2054	650	660
Tejon Ranch Public Facilities Finance Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	300	300
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	2,015	310
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (b)	2,000	406
5.000% due 06/01/2034	250	262
5.000% due 06/01/2048	1,000	989
University of California Revenue Bonds, Series 2013 3.250% due 05/15/2048	2,400	2,400
Vacaville, California Special Tax Bonds, Series 2025 5.250% due 09/01/2055	1,000	1,017

		102,123

COLORADO 0.8%
Colorado Housing and Finance Authority Revenue Bonds, Series 2024 6.350% due 06/01/2054	300	291
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 5.250% due 12/01/2051 (c)	500	406
Dominion Water & Sanitation District, Colorado Revenue Notes, Series 2022 5.250% due 12/01/2032	250	257

		954

GEORGIA 0.1%
Atlanta Development Authority, Georgia Tax Allocation Notes, Series 2024 5.000% due 04/01/2034	100	101

IDAHO 0.2%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	215	202

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039 ^(a)	280	14

IOWA 0.2%
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	250	217

MICHIGAN 1.2%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	249	196
Michigan State Hospital Finance Authority Revenue Bonds, Series 2025 5.000% due 08/15/2055	1,000	1,099
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (b)	1,500	199

		1,494

MULTI-STATE 0.7%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2022 2.875% due 07/25/2036 (e)	464	431
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 2.250% due 09/25/2037	487	412

		843

NEVADA 0.1%
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	1,000	157

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

NEW HAMPSHIRE 1.0%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.817% due 12/20/2036	484	480
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 3.925% due 07/20/2039	795	763

		1,243

NEW YORK 1.2%
Build NYC Resource Corp. New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	100	85
Build NYC Resource Corp. New York Revenue Notes, Series 2022 5.000% due 06/01/2032	200	206
New York Transportation Development Corp. Revenue Bonds, Series 2023 6.000% due 04/01/2035	1,000	1,100

		1,391

OHIO 1.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (b)	3,200	300
5.000% due 06/01/2055	850	727
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	300	275

		1,302

PENNSYLVANIA 0.2%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2024 7.000% due 06/30/2039	198	164
Berks County, Pennsylvania Municipal Authority Revenue Notes, Series 2024
6.000% due 06/30/2034	22	23
8.000% due 06/30/2034	44	43

		230

PUERTO RICO 7.9%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,657	1,098
0.000% due 11/01/2051	1,871	1,265
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2041	1,250	1,121
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	793	771
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.625% due 07/01/2026 ^(a)	640	432
5.250% due 07/01/2040 ^(a)	1,000	678
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	5,000	1,707
0.000% due 07/01/2051 (b)	4,500	1,132
5.000% due 07/01/2058	1,000	967
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	250	239

		9,410

TEXAS 0.9%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021 7.500% due 12/01/2045 ^(a)	250	25
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	110	25
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	250	243
Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	250	229
Houston, Texas Airport System Revenue Notes, Series 2024 5.250% due 07/15/2034	500	536

		1,058

VIRGINIA 0.2%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	195	188

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (b)	1,250	117

WISCONSIN 0.2%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 6.500% due 06/01/2045	125	112

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

Public Finance Authority, Wisconsin Revenue Notes, Series 2023 0.000% due 09/01/2029 (b)	148	112

		224

Total Municipal Bonds & Notes (Cost $119,723)		121,810

U.S. GOVERNMENT AGENCIES 4.9%
Federal Home Loan Mortgage Corp.
3.600% due 12/01/2040 - 06/01/2043	1,229	1,125
3.660% due 01/01/2039	731	690
3.720% due 01/01/2041	1,968	1,832
3.850% due 02/01/2038 - 07/01/2041	2,373	2,239

Total U.S. Government Agencies (Cost $5,764)		5,886

	SHARES
MUTUAL FUNDS 2.8%
BlackRock California Municipal Income Trust	68,750	753
BlackRock MuniHoldings California Quality Fund, Inc.	73,500	797
Nuveen California AMT-Free Quality Municipal Income Fund	70,100	888
Nuveen California Quality Municipal Income Fund	73,900	850

Total Mutual Funds (Cost $3,262)		3,288

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co. 3.650% due 06/01/2026 •(d)	125,000	124

Total Preferred Securities (Cost $114)		124

SHORT-TERM INSTRUMENTS 2.2%
REPURCHASE AGREEMENTS (f) 2.2%		2,600

Total Short-Term Instruments (Cost $2,600)		2,600

Total Investments in Securities (Cost $139,042)		141,393

Total Investments 118.3% (Cost $139,042)		$141,393
Remarketable Variable Rate MuniFund Term Preferred Shares (20.8)%		(24,817)
Financial Derivative Instruments (g) 0.0%(Cost or Premiums, net $180)		6
Other Assets and Liabilities, net 2.5%		2,950

Net Assets 100.0%		$119,532

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
µ							All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)							Security is not accruing income as of the date of this report.
(b)							Zero coupon security.
(c)							Security becomes interest bearing at a future date.
(d)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Altrudy Lane Senior Apartments				4.040%	05/01/2038	01/09/2025	$1,299	$1,352	1.13%
Altrudy Lane Senior Apartments				4.230	04/01/2041	01/09/2025	3,397	3,529	2.95
California Municipal Finance Authority Revenue Notes, Series 2021				3.000	09/01/2030	12/06/2023	203	212	0.18
City of Woodland				4.400	09/01/2034	07/26/2023	749	762	0.64
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2022				2.875	07/25/2036	11/17/2022	412	431	0.36
Gladieux Metals Recycling LLC				14.107	10/19/2025	08/20/2025 - 09/30/2025	139	103	0.09

							$6,199	$6,389	5.35%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.250%	09/30/2025	10/01/2025	$2,600	U.S. Treasury Inflation-Indexed Notes 2.125% due 04/15/2029		$(2,654)	$2,600	$2,600

Total Repurchase Agreements							$(2,654)	$2,600	$2,600

(1)							Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(103) at a weighted average interest rate of 4.383%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures				12/2025	33	$(3,713)	$(17)	$1	$0

Total Futures Contracts							$(17)	$1	$0

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	09/17/2055	$1,800	$180	$(41)	$139	$5	$0

Total Swap Agreements	$180	$(41)	$139	$5	$0

Cash of $468 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$7,561	$7,561
Corporate Bonds & Notes
Industrials	0	124	0	124
Municipal Bonds & Notes
Arkansas	0	542	0	542
California	0	102,123	0	102,123
Colorado	0	954	0	954
Georgia	0	101	0	101
Idaho	0	202	0	202
Indiana	0	14	0	14
Iowa	0	217	0	217
Michigan	0	1,494	0	1,494
Multi-State	0	843	0	843
Nevada	0	157	0	157
New Hampshire	0	1,243	0	1,243
New York	0	1,391	0	1,391
Ohio	0	1,302	0	1,302
Pennsylvania	0	230	0	230
Puerto Rico	0	9,410	0	9,410
Texas	0	1,058	0	1,058
Virginia	0	188	0	188
West Virginia	0	117	0	117
Wisconsin	0	224	0	224
U.S. Government Agencies	0	5,886	0	5,886
Mutual Funds	3,288	0	0	3,288
Preferred Securities
Banking & Finance	0	124	0	124
Short-Term Instruments
Repurchase Agreements	0	2,600	0	2,600

Total Investments	$3,288	$130,544	$7,561	$141,393

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$6	$0	$6

Total Financial Derivative Instruments	$0	$6	$0	$6

Totals	$3,288	$130,550	$7,561	$141,399

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$735	$6,703	$(85)	$32	$8	$168	$0	$0	$7,561	$168

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

Totals	$735	$6,703	$(85)	$32	$8	$168	$0	$0	$7,561	$168

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$5,643	Discounted Cash Flow			Discount Rate			4.890 - 5.200	5.087
		1,918	Recent Transaction			Purchase Price			100.000	—

Total		$7,561

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Fund’s subsidiary was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and its subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiary.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
4174 SPV I LLC	09/12/2025	0.3%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (”ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments, and in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Notes to Financial Statements (Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BPS	BNP Paribas S.A.

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHLMC	Federal Home Loan Mortgage Corp.	HUD	U.S. Department of Housing and Urban Development
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association

Other Abbreviations:
OIS	Overnight Index Swap	TBD	To-Be-Determined	TBD%	Interest rate to be determined when loan settles or at the time of funding
TBA	To-Be-Announced